SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of Class A common stock reflected on the balance sheet
At September 30, 2021, the Class A common stock reflected in the condensed consolidated balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	$(13,225,000)
Class A common stock issuance costs	$12,292,456
Plus:
Accretion of carrying value to redemption value	$25,517,456
Class A common stock subject to possible redemption	$230,000,000

At December 31, 2020, the Class A common stock reflected in the condensed consolidated balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	$(13,225,000)
Class A common stock issuance costs	$(12,292,456)
Plus:
Accretion of carrying value to redemption value	$25,517,456
Class A common stock subject to possible redemption	$230,000,000

Reconciliation of Net Loss per Common Share
The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

	Three Months Ended		Three Months Ended		Nine Months Ended		Nine Months Ended
	September 30, 2021		September 30, 2020		September 30, 2021		September 30, 2020
			(As Restated)				(As Restated)
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$582,608	$141,649	$(304,448)	$(148,650)	$560,306	$136,226	$(192,876)	$(260,222)
Denominator:
Basic and diluted weighted average stock outstanding	23,650,000	5,750,000	10,858,152	5,301,630	23,650,000	5,750,000	3,645,803	4,918,796
Basic and diluted net income (loss) per common stock	$0.02	$0.02	$(0.03)	$(0.03)	$0.02	$0.02	$(0.05)	$(0.05)

Non-redeemable common stock includes Founder Shares and non-redeemable shares of common stock as these shares do not have any redemption features. Non-redeemable common stock participates in the income or loss on marketable securities based on non-redeemable common stock shares’ proportionate interest.

	Year ended December 31, 2020	For the Period from December 23, 2019 (Inception) through December 31, 2019
	(As Restated)
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account
Less: Income taxes and franchise fees	$(11,254)	$—
Net loss allocable to shares subject to possible redemption	$—	$—
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	21,833,901	—
Basic and diluted net income per share	$0.00	$—

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(2,061,769)	$(1,000)
Net loss allocable to Common stock subject to possible redemption	—	—
Non-Redeemable Net Loss	$(2,061,769)	$(1,000)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	$2,318,726	—
Basic and diluted net loss per share	$(0.89)	$(0.00)

The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

	For the Year Ended
	December 31, 2020
	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$(1,295,774)	$(765,995)
Denominator:
Basic and diluted weighted average stock outstanding	8,674,180	5,127,732
Basic and diluted net income (loss) per common stock	$(0.15)	$(0.15)